Property, Plant And Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant And Equipment
12.	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2014	December 31, 2013
Cost	7,453.4	7,731.7
Accumulated depreciation and amortization	(3,000.1)	(2,798.7)

	4,453.3	4,933.0

Mining properties, mine development costs, mine plant facilities and mineral interests	3,807.2	4,285.1
Asset retirement costs	105.7	89.3
Other non-mining assets	540.4	558.6

	4,453.3	4,933.0

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:

	December 31, 2014	December 31, 2013
South African operations	67.4	50.0
Tarkwa Mine	9.0	10.9
Cerro Corona	34.5	43.0

	110.9	103.9

Depreciation charge on property, plant and equipment for continuing operations amounted to $677.3 million (fiscal 2013: $568.5 million and fiscal 2012: $425.8 million).

Fleet assets in Ghana with a carrying value of $176.6 million have been pledged as security for the $70 million senior secured revolving credit facility. Refer note 16(f).